Condensed Parent Information, Statements of Income (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME
Interest income	$ 22,993,384	$ 11,517,489	$ 42,371,438	$ 22,466,812	$ 52,022,396	$ 42,564,391
EXPENSES
Interest expense	3,455,362	1,268,821	6,022,096	2,397,784	5,693,353	4,299,682
Income tax benefit	(1,294,707)	(725,694)	(2,235,162)	(1,671,548)	(6,428,791)	(3,362,080)
Net income	3,931,556	1,648,286	7,346,326	3,292,138	5,015,064	5,798,808
Preferred stock dividend requirements	0	0	0	195,000	195,000	1,022,000	$ 120,000
Net income available to common shareholders	$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,097,138	4,820,064	4,776,808
Parent [Member]
INCOME
Dividends					0	3,000,000
Interest income					0	0
Interest and dividend income					0	3,000,000
EXPENSES
Interest expense					69,000	17,000
Other operating expenses					2,657,000	1,146,000
Loss before equity in undistributed earnings of subsidiaries and income tax benefit					(2,726,000)	1,837,000
Equity in undistributed earnings of subsidiaries					7,134,000	3,520,000
Income tax benefit					607,000	442,000
Net income					5,015,000	5,799,000
Preferred stock dividend requirements					195,000	1,022,000
Net income available to common shareholders					$ 4,820,000	$ 4,777,000